Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Series A Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Series A Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A Preferred stock, shares issued
Series A Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	33,726,489	33,285,827	31,985,827
Common stock, shares outstanding	33,726,489	33,285,827	31,985,827
Short Term Notes Payable [Member]
Short-term notes payable, discount		$ 0	$ 152